united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

EQUINOX ASPECT CORE DIVERSIFIED
STRATEGY FUND

CLASS A SHARES : EQAAX

CLASS C SHARES : EQACX

CLASS I SHARES: EQAIX

SEMI-ANNUAL REPORT

MARCH 31, 2016

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Aspect Core Diversified Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox Aspect Core Diversified Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six	One		Annualized
	Months	Year	Since Inception (8/21/15)	Since Inception (11/5/14)
Equinox Aspect Core Diversified Strategy Fund
Class A with load	(6.27)%	N/A	(6.52)%	N/A
Class A	(0.59)%	N/A	(0.78)%	N/A
Class C	(0.94)%	N/A	(1.22)%	N/A
Class I	(0.46)%	(3.87)%	N/A	4.75%
S&P 500 Total Return Index ^	8.49%	1.78%	9.87%	3.49%
BTOP 50 Index **	2.29%	(3.50)%	2.09%	4.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus, the Fund’s “Total Annual Fund Operating Expenses” are 2.18%, 2.93% and 1.93% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.70%, 2.45% and 1.45% for Class A, Class C and Class I shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

**	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2016, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Bills	77.4%
Other Assets Less Liabilities	22.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Principal		Coupon Rate
Amount		(%)(a)	Maturity	Value
	U.S. TREASURY BILLS - 77.4%
$10,000,000	United States Treasury Bill	0.2200	4/28/2016	$9,998,351
1,000,000	United States Treasury Bill	0.3075	7/21/2016	999,061
10,000,000	United States Treasury Bill	0.3200	8/18/2016	9,987,644
5,000,000	United States Treasury Bill	0.3200	9/15/2016	4,992,587
	TOTAL U.S. TREASURY BILLS (Cost - $25,977,643)			25,977,643

	TOTAL INVESTMENTS - 77.4% (Cost - $25,977,643)(b)			$25,977,643
	OTHER ASSETS AND LIABILITIES - NET - 22.6%			7,568,009
	TOTAL NET ASSETS - 100.0%			$33,545,652

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,977,643.

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS
3	2-Year US Treasury Note Future June 2016
	(Underlying Face Amount at Value $656,250)	$(2,422)
8	3 Year AUD Government Bond Future June 2016
	(Underlying Face Amount at Value $1,867,771)	(2,272)
39	90 Day Bank Bill Future June 2016
	(Underlying Face Amount at Value $7,154,224)	1,745
13	90 Day Bank Bill Future September 2016
	(Underlying Face Amount at Value $2,387,184)	(1,050)
13	90 Day Bank Bill Future December 2016
	(Underlying Face Amount at Value $2,391,326)	1,503
3	90 Day Bank Bill Future March 2017
	(Underlying Face Amount at Value $551,620)	(38)
38	90 Day Euro Future December 2016
	(Underlying Face Amount at Value $9,421,625)	(6,000)
7	90 Day Euro Future March 2017
	(Underlying Face Amount at Value $1,734,775)	(2,275)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS (Continued)
2	90 Day Euro Future June 2017
	(Underlying Face Amount at Value $495,400)	$(788)
2	90 Day Euro Future September 2017
	(Underlying Face Amount at Value $495,150)	(863)
1	90 Day Sterling (Short Sterling) Future December 2016
	(Underlying Face Amount at Value $178,519)	(54)
5	Brent Crude Future June 2016+
	(Underlying Face Amount at Value $201,650)	(2,850)
2	Brent Crude Future July 2016+
	(Underlying Face Amount at Value $81,540)	1,600
71	British Pound Future June 2016
	(Underlying Face Amount at Value $6,378,019)	(50,019)
22	Canadian Dollar Future June 2016
	(Underlying Face Amount at Value $1,695,540)	(38,130)
9	Corn Future May 2016+
	(Underlying Face Amount at Value $158,175)	3,413
15	Euro FX Future June 2016
	(Underlying Face Amount at Value $2,139,375)	(52,006)
3	Euro STOXX 50 Future June 2016
	(Underlying Face Amount at Value $100,170)	2,222
1	FTSE/MIB Index Future June 2016
	(Underlying Face Amount at Value $100,796)	(205)
8	Gas Oil Future May 2016+
	(Underlying Face Amount at Value $286,800)	(4,300)
3	Gas Oil Future June 2016+
	(Underlying Face Amount at Value $108,975)	2,950
2	Gasoline RBOB Future May 2016+
	(Underlying Face Amount at Value $121,523)	1,882
11	H-Shares Index Future April 2016
	(Underlying Face Amount at Value $638,275)	(16,682)
15	LME Aluminum Future June 2016+
	(Underlying Face Amount at Value $568,688)	7,697

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS (Continued)
7	LME Nickel Future June 2016+
	(Underlying Face Amount at Value $356,265)	$6,019
26	Mexican Peso Future June 2016
	(Underlying Face Amount at Value $747,370)	(20,305)
2	Mini MSCI EAFE Index Mini Future June 2016
	(Underlying Face Amount at Value $162,550)	(600)
5	Mini MSCI Emerging Markets Future June 2016
	(Underlying Face Amount at Value $208,475)	(7,415)
35	Natural Gas Future May 2016+
	(Underlying Face Amount at Value $685,650)	(38,650)
15	Natural Gas Future June 2016+
	(Underlying Face Amount at Value $308,100)	(15,270)
5	New Zealand Dollar Future June 2016
	(Underlying Face Amount at Value $344,800)	(9,250)
6	NY Harbor ULSD Heating Oil Future May 2016+
	(Underlying Face Amount at Value $298,746)	1,688
2	NY Harbor ULSD Heating Oil Future June 2016+
	(Underlying Face Amount at Value $100,943)	3,465
1	OMXS30 Index Future April 2016
	(Underlying Face Amount at Value $16,580)	191
32	Soybean Meal Future May 2016+
	(Underlying Face Amount at Value $864,960)	(12,870)
40	Swiss Franc Future June 2016
	(Underlying Face Amount at Value $5,222,000)	(153,475)
17	Wheat Future May 2016+
	(Underlying Face Amount at Value $402,475)	(12,575)
14	Wheat (KC HRW) Future May 2016+
	(Underlying Face Amount at Value $333,375)	(9,263)
7	WTI Crude Oil Future June 2016+
	(Underlying Face Amount at Value $278,250)	(6,250)
3	WTI Crude Oil Future July 2016+
	(Underlying Face Amount at Value $122,070)	680
		(430,822)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS
2	10 Year AUD Government Bond Future June 2016
	(Underlying Face Amount at Value $1,527,889)	$548
1	90 Day Euro Euribor Future June 2018
	(Underlying Face Amount at Value $285,398)	29
13	90 Day Euro Euribor Future September 2018
	(Underlying Face Amount at Value $3,708,705)	(1,495)
1	90 Day Euro Future March 2018
	(Underlying Face Amount at Value $247,275)	100
3	90 Day Euro Future June 2018
	(Underlying Face Amount at Value $741,300)	250
8	90 Day Euro Future September 2018
	(Underlying Face Amount at Value $1,975,500)	438
2	90 Day Sterling (Short Sterling) Future March 2017
	(Underlying Face Amount at Value $356,965)	54
5	90 Day Sterling (Short Sterling) Future June 2017
	(Underlying Face Amount at Value $892,050)	(467)
10	90 Day Sterling (Short Sterling) Future September 2017
	(Underlying Face Amount at Value $1,783,388)	(647)
10	90 Day Sterling (Short Sterling) Future December 2017
	(Underlying Face Amount at Value $1,782,663)	(575)
9	90 Day Sterling (Short Sterling) Future March 2018
	(Underlying Face Amount at Value $1,603,755)	(431)
9	90 Day Sterling (Short Sterling) Future June 2018
	(Underlying Face Amount at Value $1,603,103)	(647)
11	90 Day Sterling (Short Sterling) Future September 2018
	(Underlying Face Amount at Value $1,958,564)	252
55	Australian Dollar Future June 2016
	(Underlying Face Amount at Value $4,207,500)	93,175
18	Canadian 10 Year Bond Future June 2016
	(Underlying Face Amount at Value $1,961,100)	(5,622)
5	Coffee Future May 2016+
	(Underlying Face Amount at Value $238,969)	(5,831)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS (Continued)
2	Copper Future May 2016+
	(Underlying Face Amount at Value $109,150)	$(3,550)
9	DJIA Index E-Mini Future June 2016
	(Underlying Face Amount at Value $791,775)	9,665
89	Euro BOBL Future June 2016
	(Underlying Face Amount at Value $13,292,061)	(32,889)
21	Euro BTP Italian Government Bond Future June 2016
	(Underlying Face Amount at Value $3,364,074)	42,720
40	Euro-Bund Future June 2016
	(Underlying Face Amount at Value $7,442,160)	(9,843)
11	Euro Buxl Future June 2016
	(Underlying Face Amount at Value $2,112,011)	12,235
17	Euro Schatz Future June 2016
	(Underlying Face Amount at Value $2,164,865)	(3,406)
8	FTSE/JSE Africa Top 40 Index Future June 2016
	(Underlying Face Amount at Value $254,500)	(2,690)
4	Gold 100 Oz. Future June 2016+
	(Underlying Face Amount at Value $494,240)	(8,520)
6	Japan 10 Year Bond Future June 2016
	(Underlying Face Amount at Value $8,076,000)	(23,125)
54	Japanese Yen Future June 2016
	(Underlying Face Amount at Value $6,010,200)	54,212
14	Long Gilt Future June 2016
	(Underlying Face Amount at Value $2,439,038)	1,495
3	Nasdaq 100 E-Mini Future June 2016
	(Underlying Face Amount at Value $268,575)	3,015
12	OAT Euro Future June 2016
	(Underlying Face Amount at Value $2,163,204)	21,075
3	Russell 2000 Index Mini Future June 2016
	(Underlying Face Amount at Value $332,880)	7,170
4	S&P E-Mini Future June 2016
	(Underlying Face Amount at Value $410,300)	4,300

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS (Continued)
4	S&P Midcap 400 E-Mini Future June 2016
	(Underlying Face Amount at Value $576,480)	$12,165
1	S&P/TSX 60 IX Future June 2016
	(Underlying Face Amount at Value $121,554)	—
1	Silver Future May 2016+
	(Underlying Face Amount at Value $77,320)	(1,555)
6	Soybean Future May 2016+
	(Underlying Face Amount at Value $273,225)	363
2	SPI 200 Future June 2016
	(Underlying Face Amount at Value $194,737)	(3,652)
28	US 5 Year Note (CBT) Future June 2016
	(Underlying Face Amount at Value $3,392,592)	7,243
32	US 10 Year Note (CBT) Future June 2016
	(Underlying Face Amount at Value $4,172,512)	1,491
16	US Long Future Bond Future June 2016
	(Underlying Face Amount at Value $2,631,008)	4,609
7	US Ultra Bond Future June 2016
	(Underlying Face Amount at Value $1,207,717)	(1,695)
19	World Sugar #11 Future May 2016+
	(Underlying Face Amount at Value $326,648)	(15,938)
		154,026
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(276,796)

+	This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS
Investment securities:
At cost	$25,977,643
At fair value	$25,977,643
Cash	5,701,027
Cash held at broker *	2,130,879
Receivable for Fund shares sold	14,955
Prepaid expenses & other assets	64,943
TOTAL ASSETS	33,889,447

LIABILITIES
Net unrealized depreciation on futures contracts	276,796
Payable for fund shares redeemed	100
Advisory fee payable	22,446
Distribution (12b-1) fees payable	280
Trustees fees payable	64
Payable to related parties	5,562
Accrued expenses and other liabilities	38,547
TOTAL LIABILITIES	343,795
NET ASSETS	$33,545,652

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$33,583,736
Accumulated net investment loss	(954,882)
Accumulated net realized gain from futures contacts	1,193,594
Net unrealized depreciation on futures contacts	(276,796)
NET ASSETS	$33,545,652

Net Asset Value Per Share:
Class A Shares:
Net Assets	$275,819
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,315
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.10	(b)
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$10.72

Class C Shares:
Net Assets	$259,996
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	25,875
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$10.05	(b)

Class I Shares:
Net Assets	$33,009,837
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,268,490
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.10

*	Segregated as collateral for futures contracts.

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

(b)	NAV may not recalculate due to rounding on the shares.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2016

INVESTMENT INCOME
Interest	$36,729
TOTAL INVESTMENT INCOME	36,729

EXPENSES
Investment advisory fees	213,743
Distribution (12b-1) fees
Class A	172
Class C	761
Audit fees	16,557
Registration fees	25,023
Accounting services fees	16,786
Administrative services fees	8,221
Compliance officer fees	4,795
Custodian fees	18,704
Printing and postage expenses	9,901
Transfer agent fees	1,318
Legal fees	4,980
Trustees fees and expenses	1,336
Non 12b-1 shareholder services fee	13
Other expenses	2,003
TOTAL EXPENSES	324,313

Less: Fees waived by the Advisor	(84,804)

NET EXPENSES	239,509
NET INVESTMENT LOSS	(202,780)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on futures contracts	554,861
Net change in unrealized depreciation on futures contracts	(526,854)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	28,007

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,773)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period Ended
	March 31, 2016	September 30,
	(Unaudited)	2015(a)
FROM OPERATIONS
Net investment loss	$(202,780)	$(331,925)
Net realized gain on futures contracts	554,861	1,944,009
Net change in unrealized appreciation/(depreciation) on futures contracts	(526,854)	250,058
Net increase/(decrease) in net assets resulting from operations	(174,773)	1,862,142

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(100)	—
Class C	(3,451)	—
Class I	(1,301,725)	—
From net investment income:
Class A	(31)	—
Class C	(419,036)	—
Class I	(1,110)	—
From distributions to shareholders	(1,725,453)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	274,614	2,500
Class C	313,308	2,500
Class I	1,255,255	30,278,325
Net asset value of shares issued in reinvestment of distributions:
Class A	132	—
Class C	4,560	—
Class I	1,594,163	—
Payments for shares redeemed:
Class C	(54,466)	—
Class I	(87,155)	—
Net increase in net assets from shares of beneficial interest	3,300,411	30,283,325

TOTAL INCREASE IN NET ASSETS	1,400,185	32,145,467

NET ASSETS
Beginning of Period	32,145,467	—
End of Period*	$33,545,652	$32,145,467
*Includes accumulated net investment loss of:	$(954,882)	$(331,925)

SHARE ACTIVITY
Class A:
Shares Sold	27,070	233
Shares Reinvested	12	—
Net increase in shares of beneficial interest outstanding	27,082	233

Class C:
Shares Sold	30,447	233
Shares Reinvested	452	—
Shares Redeemed	(5,257)	—
Net increase in shares of beneficial interest outstanding	25,642	233

Class I:
Shares Sold	121,725	2,997,230
Shares Reinvested	157,837	—
Shares Redeemed	(8,302)	—
Net increase in shares of beneficial interest outstanding	271,260	2,997,230

(a)	The Equinox Aspect Core Diversified Strategy Fund commenced operations on November 5, 2014.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Period Ended
	March 31, 2016	September 30,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.73	$10.75
Activity from investment operations:
Net investment loss (2)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on future contracts	0.01	0.00	(3,8)
Total from investment operations	(0.07)	(0.02)
Less distributions from:
Net investment income	(0.13)	—
Net realized gains	(0.43)	—
Total distributions	(0.56)	—
Net asset value, end of period	$10.10	$10.73
Total return (4)(5)	(0.59)%	(0.19)%
Net assets, at end of period (000’s)	$276	$2
Ratio of gross expenses to average net assets (6)(7)	2.21%	2.26%
Ratio of net expenses to average net assets (7)	1.70%	1.89%
Ratio of net investment loss to average net assets (7)	(1.48)%	(1.51)%
Portfolio Turnover Rate (5)	0%	0%

(1)	The Equinox Aspect Core Diversified Strategy Fund Class A commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum appicable sales charge of 5.75% and, if applicable, wire redemption fees. Total return would have been lower absent fee waivers.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Period Ended
	March 31, 2016	September 30,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.72	$10.75
Activity from investment operations:
Net investment loss (2)	(0.12)	(0.03)
Net realized and unrealized gain (loss) on future contracts	0.02	0.00	(3,8)
Total from investment operations	(0.10)	(0.03)
Less distributions from:
Net investment income	(0.14)	—
Net realized gains	(0.43)	—
Total distributions	(0.57)	—
Net asset value, end of period	$10.05	$10.72
Total return (4)(5)	(0.94)%	(0.28)%
Net assets, at end of period (000’s)	$260	$2
Ratio of gross expenses to average net assets (6)(7)	2.96%	3.02%
Ratio of net expenses to average net assets (7)	2.45%	2.64%
Ratio of net investment loss to average net assets (7)	(2.23)%	(2.26)%
Portfolio Turnover Rate (5)	0%	0%

(1)	The Equinox Aspect Core Diversified Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum appicable sales charge and, if applicable, wire redemption fees. Total return would have been lower absent fee waivers.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period Ended
	March 31, 2016	September 30,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.72	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.13)
Net realized and unrealized gain on futures contracts	0.01	0.85
Total from investment operations	(0.05)	0.72
Less distributions from:
Net investment income	(0.14)	—
Net realized gains	(0.43)	—
Total distributions	(0.57)	—
Net asset value, end of period	$10.10	$10.72
Total return (3)(6)	(0.46)%	7.20%
Net assets, at end of period (000’s)	$33,010	$32,140
Ratio of gross expenses to average net assets (4)(5)	1.97%	1.93%
Ratio of net expenses to average net assets (5)	1.45%	1.45%
Ratio of net investment loss to average net assets (5)	(1.23)%	(1.36)%
Portfolio Turnover Rate (6)	0%	0%

(1)	The Equinox Aspect Core Diversified Strategy Fund Class I commenced operations on November 5, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns would have been lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Equinox Aspect Core Diversified Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to achieve long term capital appreciation.

The Fund offers Class A, Class C, and Class I (Institutional) Shares. Class I shares commenced operations on November 5, 2014. Class A shares and Class C shares commenced operations on August 21, 2015. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality,

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March 31, 2016

coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$25,977,643	$—	$25,977,643
Total	$—	$25,977,643	$—	$25,977,643

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$276,796	$—	$—	$276,796
Total	$276,796	$—	$—	$276,796

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Aspect Core Diversified Strategy Fund Limited (“EACDS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

To facilitate the Fund’s pursuit of its investment objective, EACDS-CFC utilizes futures contracts in broadly diversified global (i.e. U.S. and non- U.S.) markets across four major asset classes: commodities, currencies, fixed income and stock indices. In accordance with its investment objective and through its exposure to these futures contracts, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EACDS-CFC is as follows:

			% Of the Fund’s Total
	Inception Date of	EACDS-CFC Net Assets at	Net Assets at
	EACDS-CFC	March 31, 2016	March 31, 2016
EACDS-CFC	11/6/2014	$525,865	1.57%

For tax purposes, EACDS-CFC is an exempted Cayman investment company. EACDS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

time. For U.S. income tax purposes, EACDS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EACDS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated Fund of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015 or expected to be taken on the Fund’s 2016 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended March 31, 2016, the net change in unrealized depreciation on futures contracts amounted to $526,854. For the six months ended March 31, 2016, the Fund had realized gains of $554,861 from futures contracts.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2016:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/ Commodity/Interest Rate Contracts	Unrealized appreciation on futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2016:

Asset Derivatives Investment Fair Value

					Total as of
	Commodity	Currency	Equity	Interest Rate	March 31, 2016
Futures Contracts	$(107,665)	$(175,010)	$7,484	$(1,605)	$(276,796)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation/(depreciation) from futures contracts

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2016:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the
					period ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2016
Futures	$(82,452)	$(240,527)	$(51,763)	$(152,112)	$(526,854)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the
					period ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2016
Futures	$626,325	$(401,492)	$(484,410)	$826,163	$566,586

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2016.

Assets					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts of Liabilities Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
Description
Futures Contracts	$311,657	(1)	$(588,453)	$(276,796)	$—	$276,796	(2)	$—
Net Unrealized Appreciation on Futures Contracts	$311,657	(1)	$(588,453)	$(276,796)	$—	$276,796	(2)	$—

Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Description
Futures Contracts	$588,453	$(588,453)	$—	$—	$—	$—
Total	$588,453	$(588,453)	$—	$—	$—	$—

(1)	Gross unrealized appreciation (depreciation) as presented in the Consolidated Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, there were no purchases or sales of Fund securities, other than short-term investments.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Aspect Capital Limited as the Fund’s Sub-Advisor (the “Sub-Advisor”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Fund, the Advisor, not the Fund, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended March 31, 2016, the Advisor earned fees of $213,743.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 5, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, “Acquired Fund” fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed the following:

Annualized Expense Limitation

Class A	1.70%
Class C	2.45%
Class I	1.45%

For the six months ended March 31, 2016, the Advisor waived fees in the amount of $84,804.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.70%, 2.45% and 1.45% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.70%, 2.45% and 1.45% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

attributable to Class A, Class C and Class I shares subsequently exceed 1.70%, 2.45% and 1.45%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The Board may terminate this expense reimbursement arrangement at any time. The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Expiration Date	Amount
9/30/2018	$116,266

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares, which is paid to the Distributor. During the six months ended March 31, 2016, the Fund accrued $172 and $761 in 12b-1 fees for Class A and Class C, respectively. For the six months ended March 31, 2016, the Distributor received $0 and $450 in underwriting commissions for sales of Class A and Class C shares, respectively, none of which was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,015,842	$709,412	$—	$—	$—	$136,888	$1,862,142

The differences between book basis and tax basis unrealized appreciation, net accumulated realized gain, and accumulated net investment loss are primarily attributable to the mark-to-market on open futures contracts and tax adjustments relating to the Fund’s holding in Equinox Aspect Core Strategy Fund Limited.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2016, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
Aspect Core Diversified Strategy	Alyssum Investments Limited	94%

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the consolidated statement of assets and liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period*	Expense
Actual	10-1-15	3-31-16	10/1/15 – 3/31/16	Ratio
Class A	$1,000.00	$994.10	$8.47	1.70%
Class C	1,000.00	990.60	12.19	2.45%
Class I	1,000.00	995.40	7.23	1.45%

		Ending
	Beginning	Account	Expenses Paid	Annualized
Hypothetical	Account Value	Value	During Period*	Expense
(5% return before expenses)	10-1-15	3-31-16	10/1/15 – 3/31/16	Ratio
Class A	$1,000.00	$1,016.50	$8.57	1.70%
Class C	1,000.00	1,012.75	12.33	2.45%
Class I	1,000.00	1,017.75	7.31	1.45%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

INVESTMENT SUB-ADVISOR
Aspect Capital Limited
10 Portman Square
London, W1H6A2
United Kingdom

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principa Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principa Executive Officer

Date 6/7/16

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 6/7/16